Nature of the Business and Summary of Significant Accounting Policies (Details Textual 1)	12 Months Ended
Dec. 31, 2016 Employee1
Consolidated Contractors (Oman) Company LLC [Member]
Nature of the Business and Summary of Significant Accounting Policies (Textual)
Number of employees	13,000